Expendable parts and supplies	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Expendable parts and supplies
11. Expendable parts and supplies
Expendable parts and supplies are mainly related to maintenance and repair of flight equipment, and are carried at the lower of the average acquisition cost or replacement cost.

	2024	2023
Material for repair and maintenance	$127,364	$111,938
Other inventories	5,079	4,768
	132,443	116,706
Allowance for obsolescence	(102)	(102)
	$132,341	$116,604

Expendable parts and supplies recognized when used as an expense in the accompanying consolidated statement of profit or loss under “Maintenance, materials and repairs” amount to $38.0 million, (2023: $34.7 million and, 2022: $25.4 million).